Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	Shorter of respective lease term or estimated useful life
Computer and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Computer and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	4 years
Software
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Office buildings | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Office buildings | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	20 years